Summary of Significant Accounting Policies (Details Narrative) (USD $) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts	$ 5,000	$ 77,969
Inventory	139,888	0
Inventory from growers	(41,547)
Packing materials	$ (98,341)
Minimum
Days of payment	10
Factoring Accounts Receivable, fees	3.00%
Maximum
Days of payment	30
Factoring Accounts Receivable, fees	5.00%